UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number: 028-11433


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil S. Shapiro
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Neil S. Shapiro                New York, NY                       2/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $190,812,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 15,106,000 1,207,500 SH       SOLE       NONE     SOLE   NONE    0
CLASS A
BRT REALTY TRUST (SBI)$3.00PAR CMN       COM            055645303  1,094,000   172,500 SH       SOLE       NONE     SOLE   NONE    0
BARNES & NOBLE, INC CMN                  COM            067774109 21,758,000 1,502,600 SH       SOLE       NONE     SOLE   NONE    0
BASSETT FURNITURE CMN                    COM            070203104  3,221,000   430,000 SH       SOLE       NONE     SOLE   NONE    0
CHATHAM LODGING TR CMN                   COM            16208T102    296,000    27,500 SH       SOLE       NONE     SOLE   NONE    0
COMPUTER SCIENCES CORP CMN               COM            205363104  5,925,000   250,000 SH       SOLE       NONE     SOLE   NONE    0
CORNING INCORPORATED CMN                 COM            219350105  1,298,000   100,000 SH       SOLE       NONE     SOLE   NONE    0
EXCO RESOURCES INC CMN                   COM            269279402  5,138,000   491,700 SH       SOLE       NONE     SOLE   NONE    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103    847,000 1,283,600 SH       SOLE       NONE     SOLE   NONE    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 26,319,000   912,919 SH       SOLE       NONE     SOLE   NONE    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    104,000    20,000 SH       SOLE       NONE     SOLE   NONE    0
ADR CMN
GRIFFIN LAND & NURSERIES CMN             COM            398231100  2,586,000    97,719 SH       SOLE       NONE     SOLE   NONE    0
GYRODYNE CO AMER CMN                     COM            403820103  5,094,000    49,939 SH       SOLE       NONE     SOLE   NONE    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 13,231,000   861,965 SH       SOLE       NONE     SOLE   NONE    0
LORAL SPACE &COMMUNICATION INC*. CMN     COM            543881106    591,000     9,116 SH       SOLE       NONE     SOLE   NONE    0
REALNETWORKS INC CMN                     COM            75605L708  1,425,000   190,000 SH       SOLE       NONE     SOLE   NONE    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 31,496,000   842,596 SH       SOLE       NONE     SOLE   NONE    0
RTS/SANOFI-AVENTIS EXP12/31/2020         RTS            80105N113  1,260,000 1,050,000 SH       SOLE       NONE     SOLE   NONE    0
STEINWAY MUSICAL INSTRUMENTS ORDINARY    COM            858495104  1,002,000    40,000 SH       SOLE       NONE     SOLE   NONE    0
COMMON STOCK
TEJON RANCH CO CMN                       COM            879080109 51,653,000 2,110,000 SH       SOLE       NONE     SOLE   NONE    0
THORATEC CORPORATION CMN                 COM            885175307    336,000    10,000 SH       SOLE       NONE     SOLE   NONE    0
WESTELL TECHNOLOGIES INC CMN CLASS A     COM            957541105    200,000    90,000 SH       SOLE       NONE     SOLE   NONE    0
STEALTHGAS INC. CMN                      COM            Y81669106    832,000   215,500 SH       SOLE       NONE     SOLE   NONE    0


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